Document And Entity Information	Mar. 19, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	United Parcel Service, Inc.
Amendment Flag	false
Entity Central Index Key	0001090727
Document Type	8-K
Document Period End Date	Mar. 19, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15451
Entity Tax Identification Number	58-2480149
Entity Address, Address Line One	55 Glenlake Parkway, N.E.,
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	404
Local Phone Number	828-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
New York Stock Exchange
Document And Entity Information [Line Items]
Title of Each Class	Class B common stock, par value $0.01 per share
Trading Symbol	UPS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
New York Stock Exchange | Floating-Rate Senior Notes Due 2020
Document And Entity Information [Line Items]
Title of Each Class	Floating-Rate Senior Notes Due 2020
Trading Symbol	UPS20A
Security Exchange Name	NYSE
New York Stock Exchange | 1.625% Senior Notes Due 2025
Document And Entity Information [Line Items]
Title of Each Class	1.625% Senior Notes Due 2025
Trading Symbol	UPS25
Security Exchange Name	NYSE
New York Stock Exchange | 1% Senior Notes due 2028
Document And Entity Information [Line Items]
Title of Each Class	1% Senior Notes due 2028
Trading Symbol	UPS28
Security Exchange Name	NYSE
New York Stock Exchange | 0.375% Senior Notes due 2023
Document And Entity Information [Line Items]
Title of Each Class	0.375% Senior Notes due 2023
Trading Symbol	UPS23A
Security Exchange Name	NYSE
New York Stock Exchange | 1.500% Senior Notes due 2032
Document And Entity Information [Line Items]
Title of Each Class	1.500% Senior Notes due 2032
Trading Symbol	UPS32
Security Exchange Name	NYSE